Expense Example {- Fidelity Freedom® 2010 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2010 Fund - Fidelity Freedom 2010 Fund - Retail Class	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 51
3 years	158
5 years	270
10 years	$ 597